UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07447

                                                       Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—1.2%

Financials—1.2%
Itau Unibanco Holding S.A. ADR 0.51% (Brazil)	5,893,037	$87,570

TOTAL PREFERRED STOCK (Identified Cost $83,799)		87,570

COMMON STOCKS—97.0%

Consumer Discretionary—9.0%
Galaxy Entertainment Group Ltd. (Hong Kong)	6,784,382	58,997
Genting Malaysia Bhd (Malaysia)	61,657,600	79,302
Grupo Televisa S.A. Sponsored ADR (Mexico)	3,612,314	120,254
Kangwon Land, Inc. (South Korea)	1,811,970	52,770
Naspers Ltd. Class N (South Africa)	948,674	104,648
Sands China Ltd. (China)	27,573,682	206,007
Westlife Development Ltd. (India)(2)	2,652,000	15,895
Zee Entertainment 6% Cummulative Redeemable Preferred Shares (India)	110,299,896	1,311
Zee Entertainment Enterprises Ltd. (India)	6,224,716	28,282

		667,466

Consumer Staples—37.1%
Ambev S.A. ADR (Brazil)(2)	27,173,448	201,355
British American Tobacco Bhd (Malaysia)	2,304,478	41,721
British American Tobacco plc (United Kingdom)	8,153,587(3)	455,139
British American Tobacco plc (United Kingdom)	17,758(4)	987
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,437,628	15,118
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	313,045	33,033
Coca-Cola Icecek AS (Turkey)	911,251	21,933
Colgate Palmolive India Ltd. (India)	1,531,867	35,204
CP ALL PCL (Thailand)(2)	77,536,800	103,972
Dairy Farm International Holdings Ltd. (Hong Kong)(2)	3,294,542	32,089
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	1,793,444	167,221
Hindustan Unilever Ltd. (India)	19,691,476	199,660
ITC Ltd. (India)	57,896,941	342,064
LG Household & Health Care Ltd. (South Korea)	162,457	70,129
Nestle India Ltd. (India)	792,877	66,762
Orion Corp. (South Korea)	83,571	64,300
President Chain Store Corp. (Taiwan)	1,879,285	13,268
SABMiller plc (South Africa)	6,285,100	313,980
Souza Cruz S.A. (Brazil)	12,452,624	112,782

	SHARES	VALUE
Consumer Staples—(continued)
Thai Beverage PCL (Thailand)	171,224,600	$82,352
Tsingtao Brewery Co., Ltd. (China)	8,472,791	61,991
Unilever Indonesia Tbk PT (Indonesia)	31,165,135	80,245
United Spirits Ltd. (India)	518,533	22,986
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	84,280,178	200,767

		2,739,058

Energy—0.2%
Ultrapar Participacoes S.A. (Brazil)	674,624	16,219

Financials—26.0%
Axis Bank Ltd. (India)	2,928,970	71,627
Bangkok Bank plc (Thailand)(2)	15,028,900	83,159
Bank Central Asia Tbk PT (Indonesia)	76,334,246	71,227
BB Seguridade Participacoes SA (Brazil)	4,906,984	53,871
BM&F Bovespa S.A. (Brazil)	30,945,021	153,566
DBS Group Holdings Ltd. (Singapore)	5,395,568	69,359
Grupo B.T.G. Pactual (Brazil)	3,436,501	43,649
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	7,488,592	92,035
Housing Development Finance Corp. (India)	22,087,975	326,905
Housing Development Finance Corp. Bank Ltd. (India)	16,415,579	205,818
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,744,033	112,588
Itausa Investimentos ITAU S.A. (Brazil)	16,161,652	65,744
Kasikornbank PCL (Thailand)(2)	15,254,374	86,993
Kotak Mahindra Bank Ltd. (India)	4,494,679	58,781
Link REIT (The) (Hong Kong)	18,384,766	90,425
Malayan Banking Bhd (Malaysia)	37,141,861	110,101
Public Bank Bhd (Malaysia)	19,006,600	111,519
Remgro Ltd. (South Africa)	5,784,341	112,599

		1,919,966

Health Care—3.3%
Bangkok Dusit Medical Services PCL (Thailand)(2)	2,426,000	9,946
Cipla Ltd. (India)	13,185,787	84,516
Sun Pharmaceutical Industries Ltd. (India)	15,412,286	148,323

		242,785

Industrials—1.1%
CCR S.A. (Brazil)	604,600	4,607
Havells India Ltd. (India)	1,396,194	21,833
Itausa - Investimentos Itau S.A. (Brazil)	192,545	783

1

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)(2)	1,137,790	$15,284
SM Investments Corp. (Philippines)	2,557,400	40,204

		82,711

Information Technology—9.8%
Baidu, Inc. Sponsored ADR (China)	627,938	95,685
Bitauto Holdings Ltd. (China)	452,812	16,229
Cielo SA (Brazil)	5,267,251	167,001
HCL Technologies Ltd. (India)	1,772,461	41,274
Mail.Ru Group Ltd. (Russia)(2)	1,386,291	49,144
NetEase, Inc. ADR (China)	399,200	26,866
SouFun Holdings Ltd. (China)(6)	443,100	30,317
Tata Consultancy Services Ltd. (India)	1,969,831	70,358
Tencent Holdings Ltd. (China)	1,546,877	107,592
Totvs S.A. Com NPV (Brazil)	1,510,892	23,426
Yandex NV (Russia)(2)	3,238,756	97,778

		725,670

Materials—4.5%
Asian Paints Ltd. (India)	6,842,503	62,779
Industrias Penoles S.A.B de C.V. (Mexico)	4,400,036	114,626
Randgold Resources Limited (Jersey)	720,747	54,095
Randgold Resources Ltd. ADR (Jersey)	750,948	56,321
Semen Gresik (Persero) Tbk PT (Indonesia)	31,034,906	43,165

		330,986

Telecommunication Services—2.8%
Advanced Info Service PCL (Thailand)(2)	5,983,000	41,682
MTN Group Ltd. (South Africa)	3,552,642	72,737
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	481,167,410	93,819

		208,238

Utilities—3.2%
CPFL Energia S.A. (Brazil)	1,552,429	12,712
Power Assets Holdings Ltd. (Hong Kong)	26,053,454	225,888

		238,600
TOTAL COMMON STOCKS (Identified Cost $7,018,649)		7,171,699
TOTAL LONG TERM INVESTMENTS—98.2% (Identified cost $7,102,448)		7,259,269

	SHARES		VALUE

SHORT-TERM INVESTMENTS—1.9%

Money Market Mutual Funds—1.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	137,233,428		$137,233

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $137,233)			137,233

SECURITIES LENDING COLLATERAL—0.1%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(5)	5,198,500		5,199

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $5,199)			5,199

TOTAL INVESTMENTS—100.2% (Identified Cost $7,244,880)			7,401,701(1)

Other assets and liabilities, net—(0.2)%			(13,542)

NET ASSETS—100.0%		$	7,388,159

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.

2

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
India	26%
Brazil	13
Mexico	10
South Africa	8
China	7
Thailand	6
United Kingdom	6
Other	24
Total	100%

† % of total investments as of March 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$7,171,699	$7,170,916	$783
Preferred Stock	87,570	87,570	—
Securities Lending Collateral	5,199	5,199	—
Short-Term Investments	137,233	137,233	—

Total Investments	$7,401,701	$7,400,918	$783

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FEDERAL AGENCY SECURITIES—64.1%

FFCB
0.124%, 4/25/14(2)	$10,000	$10,001
0.040%, 5/9/14(3)	20,000	19,999
0.137%, 6/6/14(2)	7,690	7,690
0.110%, 7/18/14	5,000	4,998
FHLB
0.100%, 4/4/14(3)	10,000	10,000
0.040%, 4/9/14	14,726	14,726
0.065%, 4/9/14	15,000	15,000
0.050%, 4/10/14(3)	8,760	8,760
0.100%, 4/10/14	10,000	10,000
0.055%, 4/11/14	10,000	10,000
0.055%, 4/16/14	10,000	10,000
0.125%, 4/22/14	7,000	7,000
0.060%, 4/25/14(3)	8,954	8,954
0.096%, 5/13/14(2)	10,000	10,000
0.040%, 5/14/14(3)	6,600	6,600
0.140%, 5/20/14	10,000	10,000
1.375%, 5/28/14	6,025	6,037
0.120%, 6/6/14	10,000	9,998
0.130%, 6/19/14	10,000	10,000
0.160%, 6/30/14	10,000	10,000
0.190%, 7/18/14	8,000	8,002
0.190%, 7/22/14	10,250	10,250
0.100%, 7/29/14	9,000	9,000
0.100%, 7/29/14	7,000	6,999
0.110%, 8/15/14	10,000	9,996
0.250%, 10/30/14	10,000	10,000
FHLMC
0.040%, 4/1/14(3)	10,000	10,000
0.055%, 4/7/14	15,000	15,000
0.035%, 4/8/14(3)	10,000	10,000
0.060%, 4/15/14(3)	10,000	10,000
0.040%, 4/21/14	2,181	2,181
0.110%, 4/21/14(3)	10,000	9,999
0.060%, 4/24/14(3)	10,000	9,999
0.060%, 4/28/14	6,000	6,000
0.120%, 6/4/14(3)	7,000	6,998
0.100%, 6/12/14	8,000	7,998
0.125%, 6/16/14(3)	10,000	9,997
0.075%, 6/18/14	10,000	9,998
0.120%, 6/25/14	15,000	14,996

	PAR VALUE	VALUE
0.125%, 7/7/14	$10,000	$9,996
3.000%, 7/28/14	5,000	5,047
0.110%, 8/11/14	10,000	9,996
0.250%, 8/14/14	10,000	10,003
1.000%, 8/27/14	17,000	17,058
FNMA
0.040%, 4/1/14(3)	8,061	8,061
0.040%, 4/2/14	24,650	24,650
0.045%, 4/9/14(3)	6,000	6,000
0.040%, 4/14/14(3)	10,000	10,000
0.050%, 4/16/14(3)	7,500	7,500
2.500%, 4/23/14	5,000	5,007
2.500%, 5/15/14	7,000	7,020
0.110%, 6/2/14	4,800	4,799
0.090%, 7/30/14	8,500	8,497
0.875%, 8/28/14	10,000	10,029
Overseas Private Investment Corp.
0.120%, 4/15/14(10/20/17)(2)(4)(5)	2,500	2,500
0.120%, 4/16/14(6/15/17)(2)(4)(5)	15,000	15,000
0.120%, 4/16/14(06/28/28)(2)(4)(5)	8,424	8,424
TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $546,763)		546,763

REPURCHASE AGREEMENTS—33.5%
Barclays Bank plc 0.040% dated 3/31/14 due 4/1/14, repurchase price $25,000 collateralized by U.S. Treasury Note,1.375%, 9/30/18 market value $25,500	25,000	25,000
Goldman Sachs & Co. 0.080% dated 3/31/14 due 4/1/14, repurchase price $160,615 collateralized by FNMA, 3.0%-4.5%, 8/1/33-4/1/42 market value $163,827	160,615	160,615
Merrill Lynch, Pierce, Fenner & Smith 0.040% dated 3/31/14 due 4/1/14, repurchase price $45,000 collateralized by FNMA, FHLMC, 2.14%-5.23%, 5/1/20-8/1/50 market value $45,900	45,000	45,000
Merrill Lynch, Pierce, Fenner & Smith 0.050% dated 3/31/14 due 4/1/14, repurchase price $40,000 collateralized by FNMA, FHLMC, 2.14%-5.23%, 5/1/20-8/1/50 market value $40,800	40,000	40,000

1

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Merrill Lynch, Pierce, Fenner & Smith 0.060% dated 3/31/14 due 4/1/14, repurchase price $15,000 collateralized by FNMA, FHLMC, 2.407%-4.5%, 1/1/21-1/1/44 market value $15,300	15,000	$15,000
TOTAL REPURCHASE AGREEMENTS (Identified Cost $285,615)		285,615

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—2.4%

INVESCO Short-Term Investment Treasury Portfolio (The) Institutional Shares (seven-day effective yield 0.02%)	20,002,923	20,003
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $20,003)		20,003

TOTAL INVESTMENTS—100.0% (Identified Cost $852,381)		852,381(1)

Other assets and liabilities, net—0.0%		215

NET ASSETS—100.0%	$	852,596

Abbreviation Legend

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend

(1)	Federal Income Tax Information: At March 31, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

2

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$546,763	$—	$546,763
Repurchase Agreements	285,615	—	285,615
Equity Securities:
Money Market Mutual Funds	20,003	20,003	—

Total Investments	$852,381	$20,003	$832,378

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

COMMERCIAL PAPER(5)—32.3%

Australia National International 0.278%, 5/2/14	$5,000	$5,000
Bank of Nova Scotia
0.210%, 4/30/14	5,000	4,999
0.200%, 7/14/14	3,000	2,998
Commonwealth Bank of Austalia 0.135%, 4/3/14	5,000	5,000
Commonwealth Bank of Australia 0.140%, 4/3/14	5,000	5,000
Credit Suisse First Boston NY 0.510%, 11/17/14	2,000	2,001
Erste Abwicklungsanstalt
0.200%, 4/2/14	2,900	2,900
0.130%, 4/16/14	3,725	3,725
0.170%, 4/24/14	5,000	5,000
HSBC Securities USA 0.257%, 6/6/14	5,000	5,000
Kells Funding LLC 0.200%, 7/15/14	5,000	4,997
Nordea North America, Inc. 0.220%, 6/4/14	3,000	2,999
Old Line Funding
0.230%, 6/2/14	5,000	4,998
0.230%, 6/18/14	5,000	4,998
0.230%, 9/22/14	3,000	2,997
Reckitt & Benckiser Treasury 0.330%, 3/9/15	3,000	2,991
Regency Markets No.1 LLC
0.140%, 4/15/14	3,000	3,000
0.140%, 4/16/14	10,000	9,999
Skandinav Enskilda Bank
0.200%, 4/1/14	5,000	5,000
0.135%, 4/15/14	3,000	3,000
0.275%, 5/5/14	4,000	3,999
Svenska Handelsbanken
0.210%, 5/14/14	2,210	2,209
0.170%, 6/19/14	2,000	1,999
Swedbank
0.240%, 5/8/14	3,000	2,999
0.230%, 7/9/14	5,000	4,997
0.240%, 9/5/14	2,500	2,497
Thunder Bay Funding
0.100%, 4/25/14	2,500	2,500
0.230%, 7/24/14	5,500	5,496
Toyota Motor Credit Corp. 0.240%, 4/8/14	5,000	5,000
Westpac Banking Corp. 0.225%, 11/3/14	5,000	5,000
TOTAL COMMERCIAL PAPER (Identified Cost $123,298)		123,298

	PAR VALUE	VALUE

FEDERAL AGENCY SECURITIES—2.6%

FHLB
0.100%, 4/28/14	$5,000	$5,000
0.250%, 10/30/14	5,000	5,000
TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $10,000)		10,000

MEDIUM TERM NOTES—7.4%

Bank of New York Mellon Corp. 4.300%, 5/15/14	2,390	2,402
BHP Billiton Finance USA Ltd. 5.500%, 4/1/14	1,500	1,500
General Electric Capital Corp.
0.937%, 4/24/14(2)	1,000	1,000
5.900%, 5/13/14	1,500	1,510
Mellon Funding Corp. 0.386%, 5/15/14(2)	3,250	3,251
Texas Instruments, Inc. 1.375%, 5/15/14	2,450	2,453
Toyota Motor Credit Corp. 0.242%, 1/14/15(2)	5,000	5,000
US Bancorp 4.200%, 5/15/14	6,000	6,029
Wal-Mart Stores, Inc.
1.625%, 4/15/14	1,000	1,000
3.200%, 5/15/14	1,000	1,004
Westpac Banking Corp. 144A 0.486%, 4/29/14(2)(3)	3,000	3,006
TOTAL MEDIUM TERM NOTES (Identified Cost $28,155)		28,155
CERTIFICATES OF DEPOSIT—6.6%

Bank of Nova Scotia 0.270%, 8/8/14(2)	5,500	5,500
Rabobank Nederland NV NY 0.276%, 6/3/14(2)	5,000	5,000
Swedbank 0.326%, 5/27/14(2)	3,000	3,000
Toronto Dominion Bank NY
0.225%, 4/24/14(2)	5,000	5,000
0.300%, 5/13/14	5,000	5,000
1.375%, 7/14/14	1,500	1,505
TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $25,005)		25,005

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(6)—6.9%

Colorado—2.2%
Colorado Housing & Finance Authority 0.110%, 4/7/14 (4/22/14(4) )	8,490	8,490

		8,490

1

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Michigan—1.3%
University of Michigan Series B, 0.050%, 4/1/14 (4/1/42 (4) )	$5,000	$5,000

		5,000

New York—2.1%
State Dormitory Authority, Royal Charter Properties Series A 0.060%, 4/1/14 (11/15/36 (4) )	8,000	8,000

		8,000

Wyoming—1.3%
Sublette County, Pollution Control, 0.050%, 4/2/14 (11/1/14(4) )	5,000	5,000

		5,000
TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $26,490)		26,490
REPURCHASE AGREEMENTS—34.5%

Goldman Sachs & Co. 0.08% dated 3/31/14 due 4/1/14 , repurchase price $76,300 collateralized by FNMA, and FHLMC, 2.50%-3.50%, 9/1/27-2/1/43 market value $77,826.	76,300	76,300
Merrill Lynch, Pierce, Fenner & Smith 0.06% dated 3/31/14 due 4/1/14, repurchase price $55,000 collateralized by U.S. Treasury Note, 1.85%-6.055%, 12/1/19-1/1/42 market value $56,100.	55,000	55,000
TOTAL REPURCHASE AGREEMENTS (Identified Cost $131,300)		131,300

	SHARES

MONEY MARKET MUTUAL FUNDS—10.0%

Goldman Sachs Financial Square Fund- Institutional Share (seven-day effective yield 0.060%)	19,055,654	19,056

INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)	19,056,362	$19,056
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $38,112)		38,112

TOTAL INVESTMENTS—100.3% (Identified Cost $382,360)	382,360(1)

Other assets and liabilities, net—(0.3)%	(1,313)

NET ASSETS—100.0% $	381,047

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend:

(1)	Federal Income Tax Information: At March 31, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $3,006 or 0.8% of net assets.
(4)	Final maturity date.
(5)	The rate shown is the discount rate.
(6)	The date shown represent next interest reset date.

2

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
United Kingdom	3
Canada	2
Australia	1
Total	100%

† % of total investments as of March 31, 2014

3

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Certificates Of Deposit	$25,005	$—	$25,005
Commercial Paper	123,298	—	123,298
Federal Agency Securities	10,000	—	10,000
Medium Term Notes	28,155	—	28,155
Repurchase Agreements	131,300	—	131,300
Variable Rate Demand Obligations - Municipal	26,490	—	26,490
Equity Securities:
Money Market Mutual Funds	38,112	38,112	—
Total Investments	$382,360	$38,112	$344,248

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

COMMERCIAL PAPER—6.3%

Maryland—3.5%
Johns Hopkins University 0.050%, 5/6/14	$5,000	$5,000

Virginia—2.8%
University of Virginia 0.070%, 6/3/14	4,000	4,000

TOTAL COMMERCIAL PAPER (Identified Cost $9,000)		9,000
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(3)—89.5%

Connecticut—4.1%
State Health & Educational Facilities Authority, Yale University,
Series V-1, 0.060%, 4/1/14 (7/1/36(4))	4,500	4,500
Series V-2, 0.060%, 4/1/14 (7/1/36(4))	1,400	1,400

		5,900

Florida—1.8%
JEA Water & Sewer System, Series B-1, 0.070%, 4/7/14 (10/1/36(4))	2,600	2,600

Illinois—2.9%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.070%, 4/1/14 (8/15/32(4))	4,100	4,100

Indiana—3.5%
State Finance Authority, Ascension Series E-5, 0.050%, 4/7/14 (11/15/33(4))	5,000	5,000

Kansas—1.6%
Kansas State Department of Transportation, Series C-3 0.070%, 4/7/14 (9/1/19(4))	2,300	2,300

Maryland—4.9%
Montgomery County, Public Improvements, Series B, 0.060%, 4/1/14 (6/1/26(4))	7,000	7,000

Massachusetts—1.1%
State Health & Educational Facilities Authority, Harvard University, Series R 0.060%, 4/1/14 (11/1/49(4))	1,600	1,600

Michigan—3.1%
University of Michigan, Series B, 0.050%, 4/1/14 (4/1/42(4))	4,400	4,400

	PAR VALUE	VALUE
Mississippi—6.3%
County of Jackson , Port Facility, Chevron U.S.A, Inc. Project 0.070%, 4/1/14 (6/1/23(4))	$2,700	$2,700
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.060%, 4/7/14 (5/15/27(4))	6,400	6,400

		9,100

Missouri—5.6%
State Health & Educational Facilities Authority,
Washington University, Series A, 0.080%, 4/1/14 (2/15/34(4))	1,220	1,220
Washington University, Series A-1, 0.080%, 4/1/14 (10/1/35(4))	4,120	4,120
State Health & Educational Facilities Authority, St. Louis University, St. Louis University, Series A-2, 0.070%, 4/1/14 (10/1/35(4))	2,630	2,630

		7,970

New York—16.7%
City of New York Series C, 0.070%, 4/1/14 (10/1/23(4))	5,400	5,400
City of New York, Municipal Water Finance Authority,
Water & Sewer Sub-Series B-2, 0.050%, 4/7/14(6/15/24(4))	1,600	1,600
Water & Sewer Sub-Series B-4, 0.050%, 4/7/14(6/15/23(4))	4,100	4,100
State Dormitory Authority, Royal Charter Properties Series A 0.060%, 4/7/14 (11/15/36(4))	8,000	8,000
Tompkins County Industrial Development Agency Civic Facility, Cornell University Project, Series A 0.050%, 4/7/14 (7/1/30(4))	4,900	4,900

		24,000

North Carolina—5.7%
City of Raleigh, 0.160%, 10/27/14 (6/1/34(4))	4,245	4,245
State Educational Facilities Finance Agency, 0.040%, 4/7/14 (12/1/21(4))	4,000	4,000

		8,245

Oregon—10.3%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series B, 0.060%, 4/7/14 (6/1/37(4))	2,200	2,200

1

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Oregon—(continued)
Series A, 0.050%, 4/7/14(6/1/37(4))	$4,700	$4,700
Series C, 0.060%, 4/7/14(6/1/37(4))	1,100	1,100
State of Oregon, Veterans Welfare,
Series 87-C, 0.070%, 4/1/14(6/1/28(4))	3,500	3,500
Series 88-B 0.070%, 4/1/14(12/1/41(4))	3,300	3,300

		14,800

Pennsylvania—3.5%
Commonwealth Housing Finance Agency, Building Development 0.060%, 4/7/14 (1/1/34(4))	5,000	5,000

Tennessee—0.7%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives, Series C, 0.060%, 4/7/14 (5/1/39(4))	1,000	1,000

Texas—6.6%
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.070%, 4/7/14 (12/1/16(4))	5,500	5,500
University of Texas Revenues Financing System, Series B 0.040%, 4/7/14 (8/1/25(4))	2,500	2,500
University of Texas, Series A 0.030%, 4/7/14 (7/1/38(4))	1,500	1,500

		9,500

Utah—1.5%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.070%, 4/1/14 (5/15/37(4))	2,200	2,200

Virginia—1.0%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Howard Hughes Medical Institute, Series A 0.060%, 4/7/14 (2/15/38(4))	1,500	1,500

Wyoming—8.6%
Lincoln County, Pollution Control Exxon Project, 0.050%, 4/1/14 (8/1/15(4))	2,800	2,800
Sublette County, Pollution Control, Pollution Control, Exxon Project 0.050%, 4/1/14 (11/1/14(4))	4,600	4,600
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project
0.070%, 4/1/14(12/1/22(4))	1,500	1,500

	PAR VALUE		VALUE

Wyoming—(continued)
Series 93, 0.070%, 4/1/14(8/15/20(4))	$3,500		$3,500

			12,400
TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $128,615)			128,615

	SHARES

MONEY MARKET MUTUAL FUND—4.2%

Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)	6,045,196		6,045

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $6,045)			6,045

TOTAL INVESTMENTS—100.0% (Identified Cost $143,660)			143,660(1)

Other assets and liabilities, net—0.0%			(9)

NET ASSETS—100.0%		$	143,651

Abbreviations:

VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: At March 31, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

2

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Commercial Paper	$9,000	$—	$9,000
Variable Rate Demand Obligations - Municipal	128,615	—	128,615
Equity Securities:
Money Market Mutual Funds	6,045	6,045	—

Total Investments	$143,660	$6,045	$137,615

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—3.0%

U.S. Treasury Note 0.250%, 12/31/15	$4,000	$3,995
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,992)		3,995

MUNICIPAL BONDS—0.4%

California—0.4%
State of California 1.050%, 2/1/16	500	502

TOTAL MUNICIPAL BONDS (Identified Cost $501)		502
FOREIGN GOVERNMENT SECURITIES—1.1%

Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	360NZD	321

New South Wales, Australia Treasury Corp. Series 17 5.500%, 3/1/17	235AUD	232

Republic of Latvia RegS 2.750%, 1/12/20(4)	315	304
Republic of Panama RegS 5.200%, 1/30/20(4)	220	244
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235	246
Russian Federation 144A 7.850%, 3/10/18(3)	5,000RUB	140
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,517)		1,487

MORTGAGE-BACKED SECURITIES—34.5%

Agency—3.0%
FNMA
6.000%, 5/1/16	46	48
10.500%, 12/1/16	—	—
4.000%, 8/1/25	203	215
3.000%, 6/1/27	460	473
2.500%, 5/1/28	1,852	1,853
4.000%, 11/1/31	719	759
4.500%, 4/1/40	257	275
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	37	37
GNMA
7.000%, 7/15/23	3	3
7.000%, 9/15/23	14	15
7.000%, 9/15/23	2	2
7.000%, 1/15/24	12	13
7.000%, 9/15/24	12	14
7.000%, 7/15/25	5	5
7.000%, 7/15/25	7	7

	PAR VALUE	VALUE

Agency—(continued)
7.000%, 7/15/25	$14	$14
2.586%, 4/16/54	196	201

		3,934

Non-Agency—31.5%
A10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	475	476
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	307	307
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.114%, 7/10/43(2)	185	191
Banc of America Commercial Mortgage Trust 07-2, A4 5.601%, 4/10/49(2)	585	646
Banc of America Funding Corp.
04-B, 2A1 5.463%, 11/20/34(2)	95	95
06-2, 3A1 6.000%, 3/25/36	69	70
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	213	215
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	514	539
04-24CB, 1A1 6.000%, 11/25/34	400	413
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	615	662
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	309
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.355%, 8/15/17(2)(3)	300	301
Bayview Commercial Asset Trust
08-1, A2A 144A 1.154%, 1/25/38(2)(3)	141	139
08-1, A3 144A 1.654%, 1/25/38(2)(3)	330	313
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	175	179
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 2.609%, 2/25/34(2)	143	143
04-10, 12A3 2.687%, 1/25/35(2)	157	158
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	501	518
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	535	568
06-PW13, AM 5.582%, 9/11/41(2)	970	1,060
07- PW15, AM 5.363%, 2/11/44	460	481

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07- PW17, A4 5.694%, 6/11/50(2)	$830	$928
07-PW18, A4 5.700%, 6/11/50	335	376
Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.216%, 7/15/44(2)	400	424
06-CD2, A4 5.302%, 1/15/46(2)	275	293
07-CD4, A4 5.322%, 12/11/49	275	301
Citigroup Commercial Mortgage Trust 07-C6, A1A 5.694%, 12/10/49(2)	562	624
Citigroup Mortgage Loan Trust, Inc. 14-A, A 144A 4.000%, 1/1/35(2)(3)	427	444
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	760	835
Credit Suisse Commercial Mortgage Trust
07-C4, A1AM 5.971%, 9/15/39(2)	570	614
07-C2, A3 5.542%, 1/15/49(2)	165	180
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	139	143
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	368
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	800	768
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	262	266
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	294	296
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	130	131
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.089%, 6/25/34(2)	372	384
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.819%, 8/10/45(2)	524	581
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	520
Heller Financial Commercial Mortgage Asset 00-PH1, G 144A 6.750%, 1/17/34(3)	303	312
Hilton USA Trust 13-HLT, EFX 144A 4.453%, 11/5/30(2)(3)	300	304
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.439%, 6/25/33(2)	516	523
03-AR4, 2A1 2.250%, 8/25/33(2)	343	343
JPMorgan Chase Commercial Mortgage Securities Trust

	PAR VALUE	VALUE

Non-Agency—(continued)
13-ALC, A 144A 1.655%, 7/17/26(2)(3)	$300	$300
13-INN, D 144A 3.555%, 10/15/30(2)(3)	350	351
10-CNTR, A1 144A 3.300%, 8/5/32(3)	447	465
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	118
06-LDP7, A4 5.845%, 4/15/45(2)	600	654
06-LDP9, A3 5.336%, 5/15/47	715	781
07-LDPX, AM 5.464%, 1/15/49(2)	280	293
JPMorgan Chase Mortgage Trust
06-A2, 4A1 2.733%, 8/25/34(2)	303	303
04-A4, 2A1 2.435%, 9/25/34(2)	225	230
05-A4, 3A1 2.258%, 7/25/35(2)	175	176
14-1, 1A1 144A 4.000%, 4/25/43(2)(3)	558	571
Lehman Brothers - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	500	546
07-C2, A3 5.430%, 2/15/40	433	477
07-C6, A4 5.858%, 7/15/40(2)	1,241	1,330
07-C7, A3 5.866%, 9/15/45(2)	566	640
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 5.868%, 7/15/44(2)	364	407
MASTR Alternative Loan Trust
03-8, 2A1 5.750%, 11/25/33	233	245
04-4, 6A1 5.500%, 4/25/34	250	269
04-7, 9A1 6.000%, 8/25/34	215	225
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	176	179
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	234	243
Morgan Stanley Capital I Trust
07-T27, A4 5.648%, 6/11/42(2)	1,515	1,696
06-IQ12, A4 5.332%, 12/15/43	603	654
07-IQ14, AM 5.679%, 4/15/49(2)	428	448
07-IQ14, A4 5.692%, 4/15/49(2)	760	840
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	185	186
Residential Asset Securitization Trust
13-LT2, A 144A 2.833%, 5/22/28(3)	121	121
04-QS8, A6 5.500%, 6/25/34	460	480
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	233	236
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	110	112
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	257	255

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	$16	$16
Springleaf Mortgage Loan Trust 09-1, A7 144A 5.750%, 9/25/48(2)(3)	879	889
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.437%, 2/25/34(2)	1,021	1,001
04-4, 3A2 2.477%, 4/25/34(2)	315	316
04-4, 3A1 2.477%, 4/25/34(2)	329	327
04-14, 7A 2.368%, 10/25/34(2)	515	514
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	314	308
02-AL1, A3 3.450%, 2/25/32	73	72
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
03-33H, 1A1 5.500%, 10/25/33	475	486
03-34A, 6A 2.689%, 11/25/33(2)	628	618
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.137%, 1/25/37(2)	85	84
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	202	208
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
06-C25, AM 5.722%, 5/15/43(2)	275	297
07-C30, A5 5.342%, 12/15/43	600	657
07-C30, AM 5.383%, 12/15/43	500	541
07-C31, A4 5.509%, 4/15/47	1,010	1,097
07-C32, A3 5.724%, 6/15/49(2)	615	678
07-C33, A5 5.953%, 2/15/51(2)	79	89
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.490%, 6/25/33(2)	109	112
03-J, 5A1 2.490%, 10/25/33(2)	527	533
04-K, 1A2 2.616%, 7/25/34(2)	562	570
04-Z, 2A1 2.615%, 12/25/34(2)	460	468
05-14, 2A1 5.500%, 12/25/35	177	182
06-16, A5 5.000%, 11/25/36	173	179

		41,814
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $45,716)		45,748
ASSET-BACKED SECURITIES—20.6%

Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	16	16
AmeriCredit Automobile Receivables Trust

	PAR VALUE	VALUE

11-5, A3 1.550%, 7/8/16	$232	$233
12-1, C 2.670%, 1/8/18	153	156
12-3, C 2.420%, 5/8/18	369	378
12-3, D 3.030%, 7/9/18	683	706
12-4, D 2.680%, 10/9/18	160	164
13-2, D 2.420%, 5/8/19	550	555
14-1, D 2.540%, 5/8/20	650	647
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	102	105
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	66	67
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	291	315
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	409
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	543
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	455	485
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	405	406
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(3)	115	114
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	201
13-1, B 144A 2.240%, 1/15/19(3)	340	344
Capital Auto Receivables Asset Trust 13-4, C 2.670%, 2/20/19	250	251
Carfinance Capital Auto Trust
13-A, B 144A 2.750%, 11/15/18(3)	260	263
13-2A, B 144A 3.150%, 8/15/19(3)	300	304
CarMax Auto Owner Trust
12-1, A3 0.890%, 9/15/16	402	403
12-1, B 1.760%, 8/15/17	750	764
CarNow Auto Receivables Trust 13-1A, B 144A 1.970%, 11/15/17(3)	430	430
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	397	399
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	255	256
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	261	264
Citibank Credit Card Issuance Trust 05-A2, A2 4.850%, 3/10/17	495	516

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	$	510	$524
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28		330	353
Cronos Containers Program Ltd. 12-2A, A 144A 3.810%, 9/18/27(3)		727	734
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)		291	311
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)		225	227
14-1A, C 144A 2.640%, 10/15/19(3)		600	600
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)		200	202
14-1A, B 144A 2.420%, 1/15/19(3)		645	648
13-1A, C 144A 3.520%, 2/15/19(3)		500	504
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)		370	372
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19		385	386
Global Science Finance S.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)		273	268
Great America Leasing Receivables 13-1, A4 144A 1.160%, 5/15/18(3)		415	416
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)		167	170
GSAA Trust 05-1, AF4 5.381%, 11/25/34(2)		406	432
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)		120	126
Hilton Grand Vacations Trust 13-A, A 144A 2.280%, 1/25/26(3)		276	279
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28		185	186
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)		659	671
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)		271	275
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)		100	105
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 4.023%, 6/25/28(2)		409	383
06-HI2, A3 5.790%, 2/25/36		32	32
07-HI1, A3 5.720%, 3/25/37		77	77
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16		113	113

		PAR VALUE	VALUE

12-4, C 2.940%, 12/15/17	$	430	$443
12-2, D 3.870%, 2/15/18		400	418
12-6, C 1.940%, 3/15/18		355	359
12-3, C 3.010%, 4/16/18		375	386
12-5, C 2.700%, 8/15/18		150	154
12-6, D 2.520%, 9/17/18		450	455
13-1, D 2.270%, 1/15/19		550	553
13-3, C 1.810%, 4/15/19		700	702
Sierra Receivables Funding Co. LLC 14-1A, A 144A 2.070%, 3/20/30(3)		470	469
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)		110	114
11-1A, B 144A 4.230%, 4/20/26(3)		282	293
12-3A, A 144A 1.870%, 8/20/29(3)		165	166
13-1A, A 144A 1.590%, 11/20/29(3)		189	190
Silverleaf Finance XV LLC 12-D, A144A 3.000%, 3/17/25(3)		90	91
SLM Private Education Loan Trust 13-C, A2A 144A 2.940%, 10/15/31(3)		325	331
SLM Student Loan Trust 14-A, 2A2 144A 2.590%, 1/15/26(3)		650	653
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)		2	2
Structured Asset Investment Loan Trust 05-HE1 05-HE1, M1 6.223%, 7/25/35(2)		282	265
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31		131	129
05-S7, A2 144A 4.543%, 12/25/35(2)(3)		215	207
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)		142	145
12-AA, A 144A 2.000%, 9/20/29(3)		126	126
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)		526	516
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)		150	153
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)		125	136
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)		436	456
VFC LLC 13-1, A 144A 3.130%, 3/20/26(3)		106	107
Volvo Financial Equipment LLC 13-1A, B 144A 1.240%, 8/15/19(3)		450	451
Wachovia Asset Securitization Issuance II LLC 07-HE2A, A 144A 2.823%, 7/25/37(2)(3)		379	324

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	$278	$280
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	126	127
TOTAL ASSET-BACKED SECURITIES (Identified Cost $27,172)		27,289

CORPORATE BONDS—32.3%

Consumer Discretionary—1.6%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	203
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	150	149
DISH DBS Corp. 4.625%, 7/15/17	115	123
Dish DBS Corp. 4.250%, 4/1/18	165	173
DR Horton, Inc. 3.625%, 2/15/18	295	300
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	10	10
144A 4.875%, 11/1/20(3)	220	226
QVC, Inc. 144A 3.125%, 4/1/19(3)	330	328
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	205	201
Time Warner Cable, Inc. 6.750%, 7/1/18	215	252
Toll Brothers Finance Corp. 4.000%, 12/31/18	175	180
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		2,185

Consumer Staples—0.3%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	251	247
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	95	99

		346

Energy—1.6%
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)	200	206
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	213
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	280	291
Petrobras Global Finance BV 3.250%, 3/17/17	400	401
Petroleos Mexicanos 3.125%, 1/23/19(3)	230	236
PHI, Inc. 144A 5.250%, 3/15/19(3)	105	106
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	200
Rosneft Oil Co. 144A 3.149%, 3/6/17(3)(7)	200	197

		PAR VALUE	VALUE

Energy—(continued)
Sinopec Capital 2013 Ltd. 144A 1.875%, 4/24/18(3)	$	250	$243

			2,093

Financials—18.8%
Aircastle Ltd.
4.625%, 12/15/18		280	287
6.250%, 12/1/19		175	190
American International Group, Inc.
2.375%, 8/24/15		90	92
3.375%, 8/15/20		225	230
American Tower Trust I 144A 1.551%, 3/15/18(3)		100	98
Associated Banc Corp. 5.125%, 3/28/16		90	96
Associates Corp. North America 6.950%, 11/1/18		320	381
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)		70	73
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)		250	264
Banco Bradesco SA
144A 4.125%, 5/16/16(3)		200	209
144A 4.500%, 1/12/17(3)		200	210
Banco Santander Brasil SA 144A 4.500%, 4/6/15(3)		325	335
Banco Santander Chile 144A 3.750%, 9/22/15(3)		225	232
Banco Votorantim SA 144A 5.250%, 2/11/16(3)		200	206
Bangkok Bank plc 144A 2.750%, 3/27/18(3)		250	248
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16		210	230
5.490%, 3/15/19		66	73
Bank of Baroda 144A 4.875%, 7/23/19(3)		300	308
Bank of India 144A 3.250%, 4/18/18(3)		300	296
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19		230	229
Barclays Bank plc
5.200%, 7/10/14		100	101
144A 6.050%, 12/4/17(3)		100	112
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)		230	231
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)		200	234
Capital One Financial Corp. 6.150%, 9/1/16		625	698
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21		135	136
Chubb Corp. (The) 6.375%, 3/29/67(2)		175	194

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Financials—(continued)
Citigroup, Inc. 0.505%, 6/9/16(2)	$	100	$99
CNA Financial Corp. 5.850%, 12/15/14		175	181
CNH Capital LLC 3.625%, 4/15/18		250	256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19		430	429
DNB Bank ASA 144A 3.200%, 4/3/17(3)		550	578
DuPont Fabros Technology LP 5.875%, 9/15/21		235	250
Fifth Third Bancorp 4.500%, 6/1/18		150	162
First Tennessee Bank N.A. 5.050%, 1/15/15		250	257
Ford Motor Credit Co. LLC 5.750%, 2/1/21		400	457
General Electric Capital Corp.
5.625%, 5/1/18		365	417
4.650%, 10/17/21		170	187
General Motors Financial Co., Inc. 4.750%, 8/15/17		465	499
Genworth Holdings, Inc. 7.625%, 9/24/21		300	370
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17		735	812
7.500%, 2/15/19		50	60
HCP, Inc. 3.750%, 2/1/19		275	290
Health Care REIT, Inc. 4.700%, 9/15/17		200	219
Healthcare Realty Trust, Inc. 6.500%, 1/17/17		200	226
HSBC USA, Inc.
1.625%, 1/16/18		310	308
2.625%, 9/24/18		290	297
Huntington Bancshares, Inc. 7.000%, 12/15/20		245	290
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)		280	302
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)		170	169
144A 2.125%, 10/2/17(3)		60	60
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17(3)		15	15
144A 4.875%, 3/15/19(3)		20	20
144A 5.875%, 2/1/22(3)		200	203
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)		300	312
ING US, Inc. 2.900%, 2/15/18		350	359
International Lease Finance Corp. 3.875%, 4/15/18		405	413
Intesa San Paolo SpA 3.125%, 1/15/16		200	205
Jefferies Group, Inc. 5.125%, 4/13/18		150	163
JPMorgan Chase & Co. 6.125%, 6/27/17		200	227

	PAR VALUE	VALUE

Financials—(continued)
KeyCorp 5.100%, 3/24/21	$185	$207
Korea Development Bank 3.875%, 5/4/17	250	267
Lazard Group LLC 4.250%, 11/14/20	350	363
Legg Mason, Inc. 5.500%, 5/21/19	140	155
Lincoln National Corp.
8.750%, 7/1/19	225	290
6.050%, 4/20/67(2)(5)	75	75
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	233
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
MFB Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	240	254
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	198
Morgan Stanley 5.550%, 4/27/17	710	792
Nationstar Mortgage LLC 6.500%, 8/1/18	245	247
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	90	91
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	205	196
PNC Funding Corp. 5.625%, 2/1/17	10	11
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	235	233
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	66
Prudential Financial, Inc.
4.750%, 9/17/15	100	106
3.000%, 5/12/16	255	266
8.875%, 6/15/38(2)(5)	100	122
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	250	245
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	200	198
Ryder System, Inc. 2.500%, 3/1/17	220	225
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	21
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	204
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	157
Sberbank of Russia (Sberbank Capital SA) 144A 4.950%, 2/7/17(3)(7)	400	412
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	222
SLM Corp. 4.875%, 6/17/19	380	386
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	235
State Street Corp. 4.956%, 3/15/18(2)(5)	155	169
Swedbank AB 144A 1.750%, 3/12/18(3)	200	198

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Telecom Italia Capital SA
6.175%, 6/18/14	$65	$66
7.175%, 6/18/19	50	57
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	225	224
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	347
Union Bank NA 2.625%, 9/26/18	300	306
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	125	133
2.700%, 4/1/20	152	148
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(7)	290	278
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(7)	100	102
144A 6.000%, 4/12/17(3)(7)	200	206
Wells Fargo & Co. 5.125%, 9/15/16	100	109
Willis Group Holdings plc 4.125%, 3/15/16	125	131
Willis North America, Inc. 6.200%, 3/28/17	40	44
XL Group plc Series E, 6.500%, 12/29/49(2)	330	325
XLIT Ltd. 2.300%, 12/15/18	135	134
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	225	207
Zions Bancorp 4.500%, 3/27/17	75	80

		24,902

Health Care—1.3%
Catamaran Corp. 4.750%, 3/15/21	90	91
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	90	95
144A 5.125%, 8/1/21(3)	65	67
Express Scripts Holding Co. 3.500%, 11/15/16	225	238
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	216
HCA, Inc.
3.750%, 3/15/19	200	201
6.500%, 2/15/20	325	365
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)	80	86
8.125%, 4/1/22	290	325
Zoetis, Inc. 1.875%, 2/1/18	25	25

		1,709

Industrials—5.5%
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	245	252
America West Airlines Pass-Through-Trust

	PAR VALUE	VALUE
Industrials—(continued)
99-1, G 7.930%, 1/2/19	$100	$112
01-1, G 7.100%, 4/2/21	425	468
Atlas Air Pass-Through-Trust
99-1, A1 7.200%, 1/2/19	637	662
00-1, A 8.707%, 1/2/19	87	91
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	60	60
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	46	49
9-4, A 6.900%, 1/2/18	382	413
99-, A 6.545%, 2/2/19	172	191
09-2, A 7.250%, 11/10/19	258	302
01-1, A1 6.703%, 6/15/21	133	145
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	484	566
12-1A, 1A 4.750%, 5/7/20	511	552
Deluxe Corp. 6.000%, 11/15/20	150	158
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	292	314
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	224
Textron, Inc. 4.625%, 9/21/16	635	683
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	141	157
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	1,704	1,959

		7,358

Information Technology—0.3%
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)	75	77
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	200	207
Equinix, Inc. 4.875%, 4/1/20	88	90

		374

Materials—1.1%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	215
CRH America, Inc. 8.125%, 7/15/18	100	122
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	200	222
International Paper Co. 9.375%, 5/15/19	125	163
Methanex Corp. 3.250%, 12/15/19	155	155
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	65	68
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	305	281

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	$200	$201

		1,427

Telecommunication Services—1.1%
CenturyLink, Inc. 6.000%, 4/1/17	100	111
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200	212
Qwest Corp. 6.500%, 6/1/17	100	113
Sprint Communications, Inc. 6.000%, 12/1/16	115	126
Sprint Corp. 144A 7.250%, 9/15/21(3)	235	257
T-Mobile USA, Inc.
6.464%, 4/28/19	95	102
6.542%, 4/28/20	95	102
Telefonica Emisiones SAU 3.192%, 4/27/18	195	200
Verizon Communications, Inc.
2.500%, 9/15/16	55	57
3.650%, 9/14/18	60	64
2.550%, 6/17/19	115	116
4.600%, 4/1/21	70	76

		1,536

Utilities—0.7%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	200	203
Calpine Corp. 144A 7.500%, 2/15/21(3)	186	204
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	297
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	208

		912
TOTAL CORPORATE BONDS (Identified Cost $41,958)		42,842
LOAN AGREEMENTS—6.5%

Consumer Discretionary—2.5%
Allison Transmission Tranche B-3, 3.800%, 8/23/19	156	156
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	190	191
Caesars Entertainment Operating Co., Inc. Tranche B-4, 9.500%, 10/31/16	142	142
Charter Communications Operations LLC Tranche F, 3.000%, 12/31/20	123	122
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	229	229

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CityCenter Holdings LLC Tranche B, 5.000%, 10/16/20	$100	$101
CSC Holdings, Inc. Tranche B, 2.700%, 4/17/20	158	156
Hilton Worldwide Finance LLC 3.800%, 10/26/20	211	211
Las Vegas Sands LLC Tranche B, 3.300%, 12/19/20	339	339
MGM Resorts International Tranche B, 3.500%, 12/20/19	204	204
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 3.300%, 2/5/20	233	232
Pinnacle Entertainment, Inc. Tranche B-2, 3.880%, 8/13/20	60	60
PVH Corp. Tranche B, 3.300%, 2/13/20	330	331
Scientific Games International, Inc. 4.300%, 10/18/20	140	140
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	83	84
Seminole Tribe of Florida 3.000%, 4/29/20	193	192
Tribune Co. 4.000%, 12/27/20	214	215
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20	185	185
Zuffa LLC 3.800%, 2/25/20	79	79

		3,369

Consumer Staples—0.5%
ARAMARK Corp.
Tranche E, 3.300%, 9/7/19	44	44
Tranche F, 3.300%, 2/24/21	363	360
Big Heart Pet Brands 3.500%, 3/9/20	140	140
Darling International, Inc. Tranche B, 3.300%, 1/6/21	23	23
Heinz (H.J.) Co. Tranche B-2, 0.200%, 6/5/20	65	65

		632

Energy—0.4%
Chesapeake Energy Corp. 5.800%, 12/2/17	145	148
Fieldwood Energy LLC 3.900%, 9/28/18	87	87
Seadrill Operating LP (Seadrill Partners Finco LLC) 4.000%, 2/21/21	231	231

		466

Financials—0.6%
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	107	106

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Delos Finance S.A.R.L 3.500%, 3/6/21	$208	$209
iStar Financial, Inc. 4.500%, 10/15/17	127	127
Mondrian Tranche B-1, 4.000%, 3/9/20	98	98
RPI Finance Trust Tranche B-3, 3.300%, 11/9/18	121	122
Trans Union LLC 0.000%, 3/19/21(8)	186	187

		849

Health Care—0.6%
AMN Healthcare, Inc. Tranche B, 3.800%, 4/5/18	117	118
Community Health Systems, Inc. (CHS) Tranche D, 4.300%, 1/27/21	21	21
DaVita HealthCare Partners, Inc. (DaVita Inc.) Tranche B-2 4.000%, 11/1/19	86	87
Hologic, Inc. Tranche B, 3.300%, 8/1/19	100	100
IMS Health, Inc. Tranche B, 3.800%, 3/17/21	74	74
Quintiles Transnational Corp. Tranche B-3, 3.800%, 6/8/18	235	235
Salix Pharmaceuticals Ltd. 4.300%, 1/2/20	55	56
Valeant Pharmaceuticals International, Inc. Series D2, Tranche B, 3.800%, 2/13/19	163	164

		855

Industrials—0.8%
Alliant Techsystems, Inc. Tranche B, 3.500%, 11/2/20	181	181
American Airlines, Inc. Tranche B, 3.800%, 6/27/19	382	384
AWAS Finance Luxembourg SA 3.500%, 7/16/18	141	142
Envision Healthcare Corp. 4.000%, 5/25/18	100	100
TransDigm, Inc. Tranche C, 3.800%, 2/28/20	158	159
WireCo Worldgroup, Inc. 6.000%, 2/15/17	34	35

		1,001

Information Technology—0.5%
Activision Blizzard, Inc. 3.300%, 10/12/20	142	142
Genpact Ltd. 3.500%, 8/30/19	47	47
Infor (U.S.), Inc. Tranche B-5, 3.800%, 6/3/20	175	174
Kronos, Inc. First Lien, 4.500%, 10/30/19	7	7
Spansion LLC 3.800%, 12/19/19	134	134
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/25/19(8)	175	176
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20	26	26

		706

	PAR VALUE	VALUE

Materials—0.1%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 4.300%, 6/28/19	$77	$77

Telecommunication Services—0.3%
Level 3 Financing, Inc. Tranche B, 4.000%, 1/15/20	127	127
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	295	295

		422

Utilities—0.2%
NRG Energy, Inc. 0.000%, 7/1/18(8)	266	264

TOTAL LOAN AGREEMENTS (Identified Cost $8,619)		8,641
	SHARES

PREFERRED STOCK(2)—0.3%

Financials—0.3%
JPMorgan Chase & Co. Series 1, 7.900%(2)	75,000(9)	85
Wells Fargo & Co. Series K, 7.980%(2)	325,000(9)	369
TOTAL PREFERRED STOCK (Identified Cost $451)		454
TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $129,926)		130,958

SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Funds—1.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,715,272	1,715

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,715)		1,715

TOTAL INVESTMENTS—100.0% (Identified Cost $131,641)		132,673(1)

Other assets and liabilities, net—0.0%		(16)

NET ASSETS—100.0%		$132,657

Abbreviations:

FDIC Federal Deposit Insurance Corporation

FNMA Federal National Mortgage Association (“Fannie Mae”).

GNMA Government National Mortgage Association (“Ginnie Mae”)

REIT Real Estate Investment Trust

REMIC Real Estate Mortgage Investment Conduit

Foreign currency:

AUD Australian Dollar
NZD	New Zealand Dollar
RUB	Russian Ruble

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at March 31, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $38,241 or 28.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2014, at which time the interest rate based on the the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date will be reflected.
(9)	Value shown as par value.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	86%
Australia	1
Bermuda	1
Brazil	1
Ireland	1
Luxembourg	1
Turkey	1
Other	8
Total	100%

† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$27,289	$—	$27,289
Corporate Bonds	42,842	—	42,842
Foreign Government Securities	1,487	—	1,487
Loan Agreements	8,641	—	8,641
Mortgage-Backed Securities	45,748	—	45,748
Municipal Bonds	502	—	502
U.S. Government Securities	3,995	—	3,995
Equity Securities:
Preferred Stock	454	—	454
Short-Term Investments	1,715	1,715	—
Total Investments	$132,673	$1,715	$130,958

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—97.7%

Alabama—2.9%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$498
5.000%, 12/1/25	1,000	1,089
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,033

		5,620

Arizona—3.7%
City of Mesa, Excise Tax Revenue, 5.000%, 7/1/27	500	544
Maricopa County School District No. 6, Washington Elementary School, Series B
3.000%, 7/1/26	2,890	2,823
Northern Arizona University,
Speed-Stimulus Plan Economic Development
5.000%, 8/1/24	1,115	1,274
Speed-Stimular Plan Economic Development
5.000%, 8/1/25	2,290	2,587

		7,228

California—3.7%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) (Pre-refunded 10/1/14 @ $100) 5.500%, 10/1/18	1,535	1,576
Sacramento Municipal Utility District, Cosumnes Project, (NATL Insured) 5.125%, 7/1/29	2,000	2,070
South Gate Utility Authority, Water and Sewer System, (NATL, FGIC Insured) 0.000%, 10/1/19	1,385	1,144
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23	150	151
5.000%, 2/1/24	1,500	1,746
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	500	553

		7,240

Colorado—5.4%
Public Authority For Colorado Energy, Natural Gas Purchase,
6.125%, 11/15/23	2,135	2,535
6.250%, 11/15/28	2,250	2,666

	PAR VALUE	VALUE

Colorado—(continued)
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	$650	$736
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29	665	284
University of Colorado, Enterprise System,
Series A 5.625%, 6/1/22	2,650	3,110
5.000%, 6/1/24	1,000	1,136

		10,467

Connecticut—2.4%
City of Hartford,
Series A 5.000%, 4/1/27	1,650	1,827
Series B 5.000%, 4/1/27	1,000	1,108
Connecticut State Health & Educational Facility Authority Series E 5.000%, 7/1/25	1,500	1,674

		4,609

Delaware—2.4%
State of Delaware 5.000%, 7/1/17	4,000	4,548

District of Columbia—2.1%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail, Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	4,094

Florida—4.3%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,160
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,418
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,075
Aviation, Series B 5.000%, 10/1/24	2,425	2,687
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,044

		8,384

Georgia—2.5%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,705
DeKalb County, Water & Sewer, Series A 5.250%, 10/1/26	2,750	3,151

		4,856

1

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Idaho—0.8%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29	$1,500	$1,575

Illinois—10.9%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31	1,775	1,792
City of Chicago,
O’Hare International Airport, Passenger Facilities Charge, Series A 5.000%, 1/1/20	750	860
O’Hare International Airport, Customer Facilities Charge, Senior Lien 5.000%, 1/1/21	1,250	1,399
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,124
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	441
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	605
State Development Finance Authority, DePaul University, Series C 5.625%, 10/1/20	1,000	1,027
State Finance Authority,
KishHealth System, 4.750%, 10/1/18	700	748
Loyola University, Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,012
University of Chicago, Series A (Pre-refunded 7/1/14 @ $100) 5.000%, 7/1/26	1,000	1,012
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,229
State of Illinois, Sales Tax, 5.000%, 6/15/23	3,250	3,282
State Toll Highway Authority,
Series A-1 (AGM Insured) 5.000%, 1/1/21	3,050	3,311
Series A-1 (AGM Insured) 5.000%, 1/1/24	1,015	1,091
University of Illinois, Auxiliary Facilities System
Series A 5.500%, 4/1/31	1,540	1,714
Series A 5.125%, 4/1/36	500	527

		21,174

Indiana—4.2%
Indiana University,
(AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17	1,055	1,088
Series A 5.250%, 6/1/23	1,320	1,545

	PAR VALUE	VALUE

Indiana—(continued)
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	$2,500	$2,818
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24	2,535	2,691

		8,142

Iowa—1.3%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,553

Louisiana—1.7%
Stadium & Exposition District,
Series A 5.000%, 7/1/24	1,000	1,123
Series A 5.000%, 7/1/25	1,000	1,114
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, 5.000%, 12/1/21	1,000	1,140

		3,377

Maine—1.9%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,082
General Airport Revenue, 5.000%, 7/1/29	580	611
General Airport Revenue, 5.000%, 7/1/30	770	807
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,080

		3,580

Maryland—2.4%
City of Baltimore, Convention Center, Sr. Series A
(XLCA Insured) 5.250%, 9/1/22	400	409
(XLCA Insured) 5.250%, 9/1/23	1,500	1,525
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System,
Series A 6.750%, 7/1/29	2,015	2,368
5.000%, 7/1/32	250	262

		4,564

Massachusetts—4.8%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,196
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,717

2

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Massachusetts—(continued)
Commonwealth of Massachusetts Series A 5.000%, 4/1/18	$4,000	$4,606
Commonwealth School Building Authority, Series B 5.000%, 8/15/20	1,500	1,781

		9,300

Michigan—0.6%
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,140

Missouri—1.7%
Clarence Cannon Wholesale Water Commission, Series A (NATL Insured) 5.000%, 5/15/17	1,000	1,054
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,192

		3,246

Nebraska—0.6%
University of Nebraska—Lincoln, Series A 5.000%, 7/1/22	1,000	1,134

Nevada—0.6%
Las Vegas Valley Water District, Series B (AGM Insured) 5.000%, 6/1/25	1,000	1,138

New Jersey—4.5%
State Economic Development Authority,
(AGM Insured) 5.000%, 6/15/22	3,000	3,383
School Facilities Construction, Series NN 5.000%, 3/1/26	3,000	3,351
State Housing & Mortgage Finance Agency, Series B 4.375%, 4/1/28	1,955	2,019

		8,753

New York—10.3%
City of New York, Series E-1 6.250%, 10/15/28	1,000	1,180
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	929
(AGC Insured) 6.125%, 1/1/29	500	557
(AMBAC Insured) 5.000%, 1/1/31	470	463
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
Series A 5.500%, 6/15/21	500	585
Series A 5.500%, 6/15/22	1,000	1,171

	PAR VALUE	VALUE

New York—(continued)
Series A 5.625%, 6/15/24	$1,050	$1,235
Series A 5.750%, 6/15/40	4,590	5,152
City of New York, Transitional Finance Authority, Building Aid, Sub-Series S-1A 5.000%, 7/15/25	1,000	1,133
Metropolitan Transportation Authority, Seres 08-C 6.250%, 11/15/23	3,140	3,670
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,328
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	867
Utility Debt Securitization Authority 5.000%, 6/15/26	500	593

		19,863

North Dakota—0.7%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,332

Ohio—4.1%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,390
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	1,000	1,051
State of Ohio,
5.000%, 10/1/20	465	545
5.000%, 10/1/21	1,080	1,263
5.000%, 10/1/22	1,135	1,330
Common Schools, Series A 5.000%, 9/15/24	2,000	2,410

		7,989

Oklahoma—0.7%
State Turnpike Authority, Second Sr. Series B 5.000%, 1/1/29	1,250	1,388

Pennsylvania—3.0%
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,152
Sub-Series B2 0.000%, 12/1/34	1,750	1,756
Sub-Series E 0.000%, 12/1/38	2,000	1,965

		5,873

3

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

South Carolina—1.2%
City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	$1,000	$1,124
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,136

		2,260

Texas—12.3%
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000	3,119
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,038
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	860
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,303
Harris County Flood Control District, 4.750%, 10/1/29	3,000	3,210
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35	2,450	3,117
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,171
Southmost Regional Water Authority,
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,223
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/25	1,015	1,125
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	1,882
State Municipal Gas Acquisition & Supply Corp. II, Series C 0.844%, 6/15/14(2)	3,000	2,461
Ysleta Independent School District, Series A(PSF Guaranteed) 4.000%, 8/15/25	1,140	1,248

		23,757
TOTAL MUNICIPAL BONDS (Identified Cost $182,037)		189,184
TOTAL LONG TERM INVESTMENTS—97.7% (Identified cost $182,037)		189,184

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds MuniCash Portfolio - Insitutional Shares (seven-day effective yield 0.040%)	2,135,099	$2,135

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,135)		2,135

TOTAL INVESTMENTS—98.8% (Identified Cost $184,172)		191,319	(1)

Other assets and liabilities, net—1.2%		2,328

NET ASSETS—100.0%	$	193,647

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	At March 31, 2014, 24% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

4

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2014	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$189,184	$—	$189,184
Equity Securities:
Short-Term Investments	2,135	2,135	—
Total Investments	$191,319	$2,135	$189,184

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of six diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board, and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (‘NAV’) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Trust’s most recent Report to Shareholders

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2014 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investment in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITIES LENDING

Certain Series may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2014, the following Fund had securities on loan ($ reported in thousands):

	Market	Cash
	Value	Collateral
Emerging Markets Opportunities Fund	$5,063	$ 5,199

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2014 (Unaudited) (Continued)

domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2014, the Funds did not hold any securities that are both illiquid and restricted.

NOTE 3— INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

NOTE 4—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Emerging Markets Opportunities Fund	$7,256,891	$580,510	$(435,700)	$144,810
Low Duration Income Fund	131,641	1,768	(736)	1,032
Tax-Exempt Bond Fund	184,172	9,562	(2,415)	7,147

NOTE 5—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	5/29/14

* Print the name and title of each signing officer under his or her signature.